Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

18. Subsequent Events

On January 3, 2013, Dean Foods sold Morningstar to an unaffiliated third party. In connection with this sale, we modified certain of the commercial agreements between us and Morningstar. These modifications, with the exception of the Morningstar Asset Purchase Agreement, are primarily timing modifications and will not have a material impact on our results of operations.

Morningstar Asset Purchase Agreement

In connection with Dean Foods’ sale of Morningstar, we agreed to terminate an option to purchase plant capacity and property at a Morningstar facility, sell to Morningstar certain manufacturing equipment used to produce certain WhiteWave products, and execute certain other transactions. The agreement was executed on December 2, 2012 but became effective on January 2, 2013, and we received proceeds of $60 million as consideration. This transaction will be accounted for as a contribution to equity and the proceeds were used to repay a portion under the outstanding balance of the senior secured credit facilities.